Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (5,202,994)	$ (720,058)	¥ (4,449,209)
Total	23,424,715	3,241,816	24,148,293
Office electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,381,602	191,204	1,381,602
Office fixtures and furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	65,740	9,098	35,533
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,201,452	166,273	1,201,452
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	24,825,710	3,435,704	24,825,710
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	1,153,205	159,595	1,153,205
Subtotal [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, subtotal	¥ 28,627,709	$ 3,961,874	¥ 28,597,502